UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-917-7700

Date of fiscal year end:      October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NAD
Nuveen Quality Municipal Income Fund
Portfolio of Investments	July 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.7% (98.4% of Total Investments)
	MUNICIPAL BONDS – 150.7% (98.4% of Total Investments)
	Alabama – 0.7% (0.4% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$ 5,000	5.000%, 10/01/33 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	A-	$5,759,200
5,455	5.000%, 10/01/34 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	A-	6,262,886
5,550	5.000%, 10/01/35 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	A-	6,356,470
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/23 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	A2 (4)	1,001,750
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	1,257,400
18,005	Total Alabama			20,637,706
	Alaska – 0.8% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,818,359
3,400	5.000%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	Baa2	3,931,012
1,000	5.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,128,330
1,075	5.000%, 1/01/29 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,201,775
300	5.000%, 1/01/31 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	330,981
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
940	4.625%, 6/01/23	10/17 at 100.00	Ba2	943,421
14,500	5.000%, 6/01/32	10/17 at 100.00	B3	14,035,710
1,500	5.000%, 6/01/46	10/17 at 100.00	B3	1,435,050
24,295	Total Alaska			24,824,638
	Arizona – 3.2% (2.1% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,057,214
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	2,811,075
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,622,416
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,713,225
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,521,987
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	12,497,628
11,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	12,885,237

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2008A:
$ 4,650	5.000%, 7/01/33	7/18 at 100.00	AA-	$4,808,379
8,200	5.000%, 7/01/38	7/18 at 100.00	AA-	8,479,292
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,264,710
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Tender Option Bond Trust 2016-XF0388, 8.391%, 7/01/38 (IF) (5)	7/18 at 100.00	Aa3	5,340,600
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,072,300
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series 2015, 4.000%, 12/01/38 – AGM Insured	12/25 at 100.00	AA	1,045,030
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	614,685
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	29,892,841
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured	6/24 at 100.00	A2	1,247,686
802	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	10/17 at 100.00	N/R	780,555
87,357	Total Arizona			98,654,860
	Arkansas – 0.1% (0.0% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 4.875%, 12/01/43	12/23 at 100.00	A1	2,242,827
	California – 17.2% (11.2% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.000%, 5/15/30	5/20 at 100.00	AA-	1,707,315
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
185	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	Baa2	175,014
9,015	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	8,681,896
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A3	704,412
13,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured	9/17 at 100.00	A	13,024,180
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	A2	2,155,298
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	4,981,762
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,379,145
200	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	97,376
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
10,000	5.000%, 4/01/38	4/23 at 100.00	A1	11,463,700
3,500	5.250%, 4/01/53	4/23 at 100.00	A1	4,018,455

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured	No Opt. Call	A2	$545,076
	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B:
60	0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)	No Opt. Call	Aa3 (4)	40,545
1,640	0.000%, 8/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	957,481
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	2,311,232
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	2,529,513
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26	10/17 at 100.00	B-	2,799,752
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
7,000	5.000%, 11/15/46	11/26 at 100.00	AA-	8,090,460
25,520	5.000%, 11/15/46 (UB) (5)	11/26 at 100.00	Aa3	29,495,506
5,950	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA-	6,452,715
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	807,043
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
790	8.642%, 8/15/51 (IF) (5)	8/22 at 100.00	AA-	976,527
825	8.648%, 8/15/51 (IF) (5)	8/22 at 100.00	AA-	1,019,964
2,140	8.648%, 8/15/51 (IF) (5)	8/22 at 100.00	AA-	2,645,725
9,545	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF0078, 12.186%, 11/15/48 (Pre-refunded 5/15/18) – Insured (IF)	5/18 at 100.00	Aa3 (4)	12,303,696
3,250	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/42	2/27 at 100.00	Baa1	3,669,153
4,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A-	4,221,920
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	A+ (4)	908,642
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1:
1,530	5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (4)	1,716,201
1,000	6.000%, 3/01/35 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (4)	1,128,060
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	928,391
55	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	10/17 at 100.00	AA-	55,130
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/17 at 100.00	AA-	65,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Various Purpose Series 2010:
$ 2,100	5.250%, 3/01/30	3/20 at 100.00	AA-	$2,322,201
3,000	5.500%, 3/01/40	3/20 at 100.00	AA-	3,320,010
4,250	5.250%, 11/01/40	11/20 at 100.00	AA-	4,785,075
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB	544,995
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46	6/26 at 100.00	BB	6,484,200
3,070	5.250%, 12/01/56	6/26 at 100.00	BB	3,350,659
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	973,890
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,119,816
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	A+	2,473,560
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire Public Schools, Series 2010, 6.000%, 7/01/40 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	1,125,747
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,640	5.750%, 7/01/30 (6)	10/17 at 100.00	CCC	2,635,090
7,230	5.500%, 7/01/39 (6)	10/17 at 100.00	CCC	6,867,994
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	6,718,236
6,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (4)	6,849,531
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A3	3,908,186
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured	No Opt. Call	A	660,240
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27	11/21 at 61.42	BBB+	2,730,657
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,532,929
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	Aa1	4,614,920
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25	8/22 at 100.00	AA	2,536,377
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB-	1,848,770
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	BBB-	1,704,753
6,480	6.000%, 1/15/49	1/24 at 100.00	BBB-	7,480,318
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35	8/21 at 100.00	AA-	1,728,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A+	$11,385,241
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
3,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	2,997,765
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	2,847,390
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
25,335	5.000%, 6/01/33	10/17 at 100.00	B3	25,335,000
8,110	5.125%, 6/01/47	10/17 at 100.00	B-	8,010,490
2,825	5.750%, 6/01/47	10/17 at 100.00	B3	2,825,000
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	1,498,825
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)	No Opt. Call	AA+ (4)	11,328,107
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,316,750
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	A-	645,570
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (Alternative Minimum Tax)	5/26 at 100.00	A1	103,138
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (Alternative Minimum Tax)	5/26 at 100.00	A1	2,293,620
20,015	5.000%, 5/15/46 (Alternative Minimum Tax)	5/26 at 100.00	A1	22,870,540
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	AA-	3,063,631
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	16,758,000
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds, Series 2009D, 5.375%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	AA- (4)	2,178,680
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A-	299,860
500	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A1	540,220
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31	8/24 at 100.00	AA	7,762,038
5,955	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)	8/35 at 100.00	AA	4,858,446
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	BBB+	3,867,453
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	BBB+	3,145,230
580	Natomas Union School District, Sacramento County, California, General Obligation Refunding Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured	No Opt. Call	A3	625,205

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A3	$18,978,406
3,615	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Ba1 (4)	4,085,348
1,410	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	1,491,456
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/21 – NPFG Insured	No Opt. Call	A	1,274,787
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	2,042,200
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	17,906,513
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011, 5.500%, 5/01/32 (Pre-refunded 5/01/21)	5/21 at 100.00	A1 (4)	2,906,500
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A2 (4)	3,799,020
9,900	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	11,800,899
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	792,240
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	A1	4,733,700
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured	No Opt. Call	A	4,129,100
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38	No Opt. Call	A	2,024,924
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48	6/23 at 100.00	BBB-	373,930
9,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (Alternative Minimum Tax)	5/26 at 100.00	A+	11,254,221
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A- (4)	733,234
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43	8/22 at 29.31	N/R	488,760
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)	No Opt. Call	AA+ (4)	6,871,556
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB-	2,183,460
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44	1/25 at 100.00	BBB	16,996,748
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB	28,372,578
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (Alternative Minimum Tax)	3/27 at 100.00	A-	5,766,600
5,000	5.000%, 3/01/47 (Alternative Minimum Tax)	3/27 at 100.00	A-	5,735,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43	No Opt. Call	A1	$1,962,835
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	1,059,291
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	1,398,731
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43	8/23 at 100.00	Aa3	5,760,150
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured	No Opt. Call	A2	735,033
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured	No Opt. Call	A1	599,661
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23	12/21 at 100.00	A+	1,221,330
1,000	6.500%, 12/01/24	12/21 at 100.00	A+	1,226,600
1,000	6.625%, 12/01/25	12/21 at 100.00	A+	1,231,640
1,325	6.750%, 12/01/26	12/21 at 100.00	A+	1,638,588
75	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	N/R	75,084
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A+	1,938,146
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41	8/21 at 100.00	A+	2,251,500
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B, 0.000%, 8/01/36 – AGM Insured (7)	8/31 at 100.00	Aa3	3,184,463
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	4,541,480
519,565	Total California			533,495,738
	Colorado – 8.1% (5.3% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	A3	1,126,316
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A3	3,365,310
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA	4,569,404
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,005,000
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29	12/22 at 103.00	N/R	1,919,254
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,416,966
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A	1,652,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44	1/24 at 100.00	A	$540,740
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30	8/24 at 100.00	A	1,112,230
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A	3,545,346
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22	No Opt. Call	A+	1,429,012
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31	9/27 at 100.00	A2	562,091
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,283,268
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,708,304
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	1,533,401
6,910	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	BBB+	7,183,360
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,373,669
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
3,020	5.250%, 1/01/40	1/23 at 100.00	BBB+	3,205,126
4,890	5.250%, 1/01/45	1/23 at 100.00	BBB+	5,172,691
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	4,845,134
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	236,883
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	6/25 at 100.00	BBB	2,985,033
2,395	5.000%, 6/01/40	6/25 at 100.00	BBB	2,564,542
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	704,794
2,240	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	Aa3	2,354,957
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 – AGM Insured	9/18 at 102.00	Aa3	1,207,995
9,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	9,624,960
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	723,150
735	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	A-	756,036

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,545	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29	10/17 at 100.00	BBB	$1,548,399
1,075	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/47	12/24 at 100.00	BBB	1,189,488
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A-	1,041,270
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,093,580
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	A2	3,363,240
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	A2	8,266,595
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,283,740
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	1,110,180
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	5,049,395
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 8/01/46	8/26 at 100.00	AA-	1,914,877
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	BBB-	3,469,672
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB-	2,332,440
2,635	5.000%, 12/01/35	12/26 at 100.00	BBB-	2,997,866
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,810,889
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB+	187,195
150	0.000%, 9/01/37	No Opt. Call	BBB+	66,158
75	0.000%, 9/01/38	No Opt. Call	BBB+	31,442
20	0.000%, 9/01/39	No Opt. Call	BBB+	8,011
110	0.000%, 9/01/41	No Opt. Call	BBB+	40,083
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB+	1,237,303
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB+	14,817,221
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	707,277
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	1,402,244
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	15,366,922
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	13,605,925
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	55,892
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	4,794,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
$ 385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	$272,376
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	29,972,400
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	BBB+	208,076
13,000	0.000%, 9/01/34 – NPFG Insured	9/20 at 45.40	BBB+	5,339,100
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB+	5,414,445
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)	5/21 at 100.00	Baa2	534,140
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 (Pre-refunded 12/01/17) – RAAI Insured	12/17 at 100.00	A3 (4)	5,074,800
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	1,949,280
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,707,681
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,268,924
3,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.250%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	3,359,580
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	BBB	7,302,281
5,715	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	6,657,746
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	BBB+	996,079
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,800,225
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,442,760
2,615	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,883,194
1,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,022,610
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	Baa2	1,203,689
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	Baa2	1,053,030
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	Baa1	2,068,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,775	Waterview I Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/41	12/26 at 100.00	A-	$ 2,013,329
318,195	Total Colorado			251,043,676
	Connecticut – 0.4% (0.3% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 5.000%, 7/01/24 – AGM Insured	7/22 at 100.00	A2	3,888,042
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	14.688%, 1/01/32 (IF) (5)	1/23 at 100.00	A+	1,941,037
190	14.561%, 1/01/38 (IF) (5)	1/23 at 100.00	A+	285,492
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	2,782,050
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 4.000%, 4/01/39	4/22 at 100.00	AA	3,685,247
4,479	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 0.240%, 7/01/31 , PIK, (8)	No Opt. Call	N/R	172,018
15,459	Total Connecticut			12,753,886
	Delaware – 0.3% (0.2% of Total Investments)
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	8,118,490
	District of Columbia – 2.5% (1.6% of Total Investments)
1,380	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)	12/17 at 100.00	AA+	1,383,602
5,140	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	5,766,617
21,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/17 at 17.13	N/R	2,983,050
23,745	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/23 – AGM Insured (UB)	No Opt. Call	AA	27,701,155
	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 – NPFG Insured	No Opt. Call	AA	5,452,950
9,505	6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA	10,795,779
2,185	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, District of Columbia, Refunding Series 2017, 5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	AA-	2,519,829
2,740	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/42 (Alternative Minimum Tax)	10/27 at 100.00	AA-	3,177,934
16,400	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/17 at 100.00	AA+	16,440,344
87,095	Total District of Columbia			76,221,260
	Florida – 8.6% (5.6% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,600,798

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
$ 450	5.000%, 9/01/45	9/23 at 100.00	BBB-	$458,959
875	5.000%, 9/01/48	9/23 at 100.00	BBB-	891,494
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	1,099,880
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45 (Alternative Minimum Tax)	10/25 at 100.00	A+	8,368,950
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	A	4,850,621
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43	6/22 at 100.00	N/R	107,394
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	Baa1	4,488,371
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31	4/21 at 100.00	Baa1	1,319,855
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/21 at 100.00	Aa3	2,303,980
3,175	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2010B, 5.000%, 7/01/40	7/20 at 101.00	AA	3,514,122
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding Series 2009C, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA- (4)	2,716,025
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2016A, 5.000%, 10/01/40 (Alternative Minimum Tax)	10/26 at 100.00	AA-	4,457,279
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	A+	6,678,287
10,305	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	A-	11,417,940
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A+	2,593,539
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	Aa2	8,718,640
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/35	11/24 at 100.00	A2	5,720,692
2,605	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Refunding and Improvement Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)	10/17 at 100.00	BBB+ (4)	2,623,261
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	BB+	1,544,280
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	11,080,201
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BBB	2,153,760
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42	4/23 at 100.00	A-	3,216,349

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	$9,059,059
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/42	8/27 at 100.00	A+	1,707,480
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series 2007B, 4.500%, 10/01/31 (Pre-refunded 10/01/17) – NPFG Insured	10/17 at 100.00	A (4)	13,080,210
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/29 (Alternative Minimum Tax)	10/22 at 100.00	A	1,128,320
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,136,010
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009B, 5.500%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	A (4)	4,385,680
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
4,000	5.000%, 10/01/28	10/20 at 100.00	A	4,453,640
7,890	5.000%, 10/01/41	10/20 at 100.00	A	8,553,154
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35 (Alternative Minimum Tax)	10/24 at 100.00	A	5,635,200
3,410	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	3,870,214
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	3,246,446
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
2,050	5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	A1	2,322,219
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,398,370
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/39 – AGM Insured	10/20 at 100.00	A+	1,102,840
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	13,856,627
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	A2	4,395,000
2,200	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 1.550%, 7/01/39 (Mandatory Put 7/01/21)	No Opt. Call	A-	2,190,848
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,804,427
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	135,735
1,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project, Series 2007, 5.875%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	1,318,902
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond Series 2014B, 5.000%, 9/01/43	9/24 at 100.00	AA-	5,224,062
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Refunding Series 2007:
22,000	5.000%, 8/15/37	8/17 at 100.00	AA-	22,044,660
11,000	5.000%, 8/15/42	8/17 at 100.00	AA-	11,020,790
20,175	5.000%, 8/15/42 (UB) (5)	10/17 at 100.00	Aa3	20,213,131

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30	3/24 at 100.00	BBB+	$770,008
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44	1/24 at 100.00	A-	1,652,370
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29	9/22 at 100.00	A+	790,468
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42	7/22 at 100.00	A	16,495,274
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	10/17 at 100.00	N/R	65,001
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	116,977
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	37,778
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	1
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.650%, 5/01/40	5/18 at 100.00	N/R	10,055
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.650%, 5/01/40	5/18 at 100.00	N/R	195,049
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	179,501
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	93,726
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	5/18 at 100.00	N/R	2
1,060	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/17 at 100.00	N/R	1,060,042
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	7,289,638
246,810	Total Florida			265,963,591
	Georgia – 1.7% (1.1% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A+	2,124,067
835	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	905,165
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
525	5.250%, 11/01/34 – AGM Insured	11/19 at 100.00	A+	573,935
985	5.250%, 11/01/34 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	Aa2 (4)	1,078,624
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,065	5.000%, 11/01/31	5/25 at 100.00	A+	3,633,741
5,000	5.000%, 11/01/32	5/25 at 100.00	A+	5,900,600
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 1996, 5.500%, 8/15/26 – NPFG Insured	No Opt. Call	A3	2,336,660
2,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A, 5.000%, 4/01/42 (WI/DD, Settling 8/03/17)	4/27 at 100.00	A	2,268,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010A:
$ 590	5.000%, 2/15/30	2/20 at 100.00	A	$632,746
1,910	5.000%, 2/15/30 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	2,099,529
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
710	5.250%, 2/15/37	2/20 at 100.00	AA-	761,361
2,290	5.250%, 2/15/37 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	2,531,549
10,260	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	A2	11,288,155
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	BBB+	1,075,180
3,035	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	3,201,895
1,200	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa1	1,312,320
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA-	3,810,027
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	5,833,100
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,346,331
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA-	1,553,293
48,135	Total Georgia			54,266,878
	Guam – 0.1% (0.1% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	810,755
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	BBB-	1,888,307
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB-	1,364,899
3,755	Total Guam			4,063,961
	Hawaii – 1.4% (0.9% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	14,787,370
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (Alternative Minimum Tax)	3/27 at 100.00	Baa2	6,124,020
4,470	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	Baa2	4,525,383
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A	12,601,255

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
$ 5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	AA	$ 5,417,600
39,675	Total Hawaii			43,455,628
	Idaho – 0.6% (0.4% of Total Investments)
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group, Series 2017ID, 5.000%, 12/01/46	6/27 at 100.00	AA-	12,833,535
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,795	5.000%, 9/01/23	No Opt. Call	BB+	2,000,617
1,000	5.000%, 9/01/29	9/26 at 100.00	BB+	1,112,120
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,304,596
310	5.000%, 9/01/32	9/22 at 100.00	A3	346,983
15,465	Total Idaho			17,597,851
	Illinois – 19.7% (12.8% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	3,297,900
6,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	6,514,920
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B3	1,272,065
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	9,468,207
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	2,376,456
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46	12/27 at 100.00	N/R	11,606,855
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	8,903,900
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	B+	7,416,679
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B+	4,933,312
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B+	2,376,328
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B+	2,066,976
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	B+	12,796,050
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	B+	7,725,700
8,845	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B+	9,909,673
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	8,518,570
2,150	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	10/17 at 100.00	Ba3	2,156,674

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
$ 210	5.500%, 12/20/19 (Alternative Minimum Tax)	10/17 at 100.00	AA-	$210,536
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/17 at 100.00	AA-	1,211,900
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/17 at 100.00	AA-	1,927,406
2,245	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	2,467,075
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2017D:
5,500	5.000%, 1/01/42 (Alternative Minimum Tax)	1/27 at 100.00	A	6,192,065
5,500	5.000%, 1/01/47 (Alternative Minimum Tax)	1/27 at 100.00	A	6,163,850
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB-	1,965,694
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB-	10,973,016
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	12,547,356
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/17 at 100.00	BBB-	3,933,272
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	BBB-	24,900,557
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	Ba1	6,425,759
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	A3	7,566,749
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC Insured	No Opt. Call	Baa2	1,777,305
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	13,948,880
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002:
5,000	4.450%, 11/01/36	11/25 at 102.00	A	5,345,850
700	4.500%, 11/01/36	11/24 at 100.00	A	738,710
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,097,561
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45	12/25 at 100.00	N/R	418,032
13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, 5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	Aa2	15,575,036
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 4.000%, 3/01/38	3/26 at 100.00	A1	2,081,820
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB-	5,337,489
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39	9/24 at 100.00	BBB-	5,061,457
6,000	5.000%, 9/01/42	9/24 at 100.00	BBB-	6,362,940
4,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	Aa2	4,508,831

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,000	Illinois Finance Authority, Revenue Bonds, Children's Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA-	$4,151,000
2,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	2,169,396
3,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	3,952,345
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
11,520	4.000%, 7/01/37	7/26 at 100.00	A2	11,727,475
6,140	4.000%, 7/01/38	7/26 at 100.00	A2	6,241,310
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
280	6.000%, 5/15/39	5/20 at 100.00	A	308,137
615	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	696,623
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	1,952,528
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,814,235
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	12,905,971
2,500	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/33	2/27 at 100.00	BBB-	2,719,350
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
50	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	56,776
4,995	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB- (4)	5,671,872
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A-	479,001
390	6.000%, 7/01/43	7/23 at 100.00	A-	450,243
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
90	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	98,149
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	109,110
2,810	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB- (4)	3,065,991
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B:
65	5.000%, 5/15/19 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (4)	67,118
1,735	5.000%, 5/15/19 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (4)	1,790,988
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured	11/18 at 100.00	A (4)	1,054,000
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,229,480
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B, 5.000%, 11/15/39	5/25 at 100.00	A+	4,708,617

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A:
$ 4,000	6.000%, 8/15/23	8/18 at 100.00	BBB+	$4,178,440
5,000	5.500%, 8/15/30	8/18 at 100.00	BBB+	5,146,500
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	614,706
3,745	5.000%, 8/15/44	8/25 at 100.00	Baa1	4,013,517
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,234,720
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,359,310
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	A2	1,076,220
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	525,122
930	5.000%, 8/15/26	8/20 at 100.00	AA-	1,013,561
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA- (4)	2,883,600
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46	10/25 at 100.00	AA-	3,399,390
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	12,073,198
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001, 5.950%, 2/20/36	8/17 at 100.00	Aa1	2,007,440
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/32 – AGM Insured	6/24 at 100.00	BBB-	2,030,531
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB-	3,747,205
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB-	4,379,907
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB-	3,405,312
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB-	2,124,800
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB-	1,669,595
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	2,051,860
8,250	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	8,704,575
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB-	1,055,166
450	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB-	462,020
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB-	1,556,715
	Illinois State, General Obligation Bonds, October Series 2016:
3,790	5.000%, 2/01/26	No Opt. Call	BBB-	4,185,486
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB-	3,828,357
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB-	2,559,134

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Series 2013:
$ 2,500	5.250%, 7/01/31	7/23 at 100.00	BBB-	$2,651,625
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB-	1,616,383
2,020	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AA-	2,090,781
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA-	1,564,241
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA-	5,335,512
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA-	5,014,610
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.310%, 1/01/38 (IF)	1/23 at 100.00	AA-	2,696,400
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 15.390%, 1/01/38 (IF)	1/23 at 100.00	Aa3	2,784,900
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa2	1,841,580
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)	10/17 at 100.00	N/R	1,303,980
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25 (10)	10/17 at 100.00	D	247,486
2,750	5.250%, 1/01/30 (10)	10/17 at 100.00	D	800,690
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	1,636,629
1,525	McCook, Cook County, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	A-	1,592,176
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured	No Opt. Call	Aa2	8,045,730
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	1,907,275
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	5,300,550
10,640	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	BB+	10,887,061
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50	6/20 at 100.00	BBB-	1,083,212
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB-	5,308,899
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB-	10,447,290
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB-	19,348,945
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB-	8,474,861
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	BB+	2,695,874

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$ 6,765	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB-	$5,552,306
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB-	2,371,550
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB-	497,123
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB-	1,309,034
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	3,826,470
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,768,504
4,000	6.250%, 6/01/24	10/17 at 100.00	A	4,081,400
800	6.000%, 6/01/28	6/21 at 100.00	A-	912,272
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	A2	24,520,663
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	4,186,630
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	2,069,160
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,601,608
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	3,932,996
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	Baa1	1,849,817
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	11,284,927
2,745	6.000%, 10/01/42	10/23 at 100.00	Baa1	3,163,613
	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006:
4,930	0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,018,492
12,775	0.000%, 1/01/24 – AGM Insured (ETM)	No Opt. Call	A2 (4)	11,380,098
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 – AGM Insured	No Opt. Call	A2	2,433,074
634,485	Total Illinois			610,221,940
	Indiana – 3.0% (1.9% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	A3	5,602,912
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012B, 5.000%, 2/01/28	2/22 at 100.00	A-	1,715,942
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B-	1,051,312
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	3,127,463
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,655,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	$8,534,007
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,232,231
6,545	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	7,039,998
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)	7/23 at 100.00	BBB	1,608,075
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	AA-	5,046,449
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37	12/20 at 100.00	AA-	2,755,925
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,305	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	CC	1,390,373
3,790	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	CC	4,000,307
15,900	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	CC	16,439,328
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	5,904,961
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A3	3,091,357
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 4.000%, 10/01/42	10/22 at 100.00	A2	4,638,645
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint Francis Health Services Inc., Series 2006E:
475	5.250%, 11/01/25 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	490,556
530	5.250%, 11/01/29 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	547,358
2,225	5.250%, 5/15/41 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	2,297,869
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	5,027,312
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame du Lac Project, Refunding Series 2009, 5.000%, 3/01/36	3/18 at 100.00	Aaa	1,740,035
3,985	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	4,791,644
85,510	Total Indiana			91,729,519
	Iowa – 1.7% (1.1% of Total Investments)
1,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,517,565
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,990	5.000%, 12/01/19	No Opt. Call	B-	2,034,198
5,645	5.500%, 12/01/22	12/18 at 100.00	B-	5,771,674
1,335	5.250%, 12/01/25	12/23 at 100.00	B-	1,427,088
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B-	1,788,626

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A	$3,197,880
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
24,420	5.500%, 6/01/42	10/17 at 100.00	B2	24,306,691
12,100	5.625%, 6/01/46	10/17 at 100.00	B2	11,961,092
51,700	Total Iowa			52,004,814
	Kansas – 0.4% (0.3% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.000%, 9/01/26	9/21 at 100.00	Aa3	1,419,552
1,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	1,678,738
	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008:
390	5.000%, 9/01/29 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (4)	391,377
610	5.000%, 9/01/29	9/17 at 100.00	A+	612,153
2,420	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	10/17 at 100.00	BB+	2,421,210
530	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	548,073
40	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	41,785
5,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/32	9/22 at 100.00	A3	5,624,900
11,770	Total Kansas			12,737,788
	Kentucky – 1.9% (1.2% of Total Investments)
5,510	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46	8/21 at 100.00	Baa2	5,872,282
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,000	6.000%, 6/01/30	6/20 at 100.00	Baa3	2,273,100
5,500	6.500%, 3/01/45	6/20 at 100.00	Baa3	6,327,585
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	A3	1,022,090
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	2,975,509
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series 2007A:
505	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (4)	506,773
1,785	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (4)	1,791,265
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,790	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	4,147,709
3,655	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	3,178,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
$ 8,360	5.750%, 7/01/49	7/23 at 100.00	Baa3	$9,371,393
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	663,010
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30	6/21 at 100.00	A	10,209,300
2,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	2,566,700
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	5,655,250
1,375	6.500%, 3/01/41	3/21 at 100.00	A3	1,551,275
54,490	Total Kentucky			58,111,666
	Louisiana – 2.8% (1.9% of Total Investments)
5,120	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	5,522,534
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA-	3,015,821
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	3,668,892
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	Baa3	1,011,340
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	A+	5,734,144
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	Baa3	1,562,188
8,505	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	9,426,091
845	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45	11/25 at 100.00	Baa1	914,324
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
10,000	5.000%, 5/15/42	5/27 at 100.00	A3	11,286,700
5,410	5.000%, 5/15/46	5/27 at 100.00	A3	6,077,432
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	5,196,307
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A3	365,247
	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B:
6,235	5.000%, 1/01/40 (Alternative Minimum Tax)	1/25 at 100.00	A-	6,968,423
6,895	5.000%, 1/01/45 (Alternative Minimum Tax)	1/25 at 100.00	A-	7,667,585

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 3,800	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (Alternative Minimum Tax)	1/27 at 100.00	A-	$4,317,484
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 – AGM Insured	12/22 at 100.00	A2	1,137,490
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A-	5,945,295
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A-	1,339,728
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	Baa2	515,511
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	6,472,034
78,510	Total Louisiana			88,144,570
	Maine – 0.7% (0.4% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	Ba1	2,884,252
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	3,448,429
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	2,467,556
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	A+	2,245,880
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
3,000	6.750%, 7/01/36	7/21 at 100.00	Ba2	3,300,780
2,260	6.750%, 7/01/41	7/21 at 100.00	Ba2	2,473,728
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A1	1,870,827
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A-	1,465,130
1,020	5.000%, 7/01/34	7/24 at 100.00	A-	1,155,048
20,685	Total Maine			21,311,630
	Maryland – 0.3% (0.2% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA-	5,683,550
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.000%, 7/01/25	7/21 at 100.00	BBB	517,851
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/19 at 100.00	BB+	529,677
1,790	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A3	1,979,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.750%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (4)	$ 2,040,780
9,755	Total Maryland			10,750,954
	Massachusetts – 2.2% (1.4% of Total Investments)
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A:
1,160	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	1,206,551
2,840	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	2,953,969
	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B:
4,410	5.000%, 1/01/32	1/20 at 100.00	A3	4,782,601
7,500	5.000%, 1/01/37	1/20 at 100.00	A3	8,087,175
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	652,853
830	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2010, 7.625%, 10/15/37	10/20 at 100.00	N/R	896,832
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB-	751,695
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	903,928
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	A+	4,025,455
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
930	14.666%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	1,402,607
505	14.747%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	761,949
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	3,296,544
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.125%, 1/01/25	1/23 at 100.00	BBB-	1,368,779
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	2,602,979
2,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 4.000%, 7/01/41	7/26 at 100.00	BBB+	2,545,025
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,267,103
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,409,869
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2:
620	5.125%, 7/01/33 (Pre-refunded 7/01/18)	7/18 at 100.00	A- (4)	644,174
500	5.125%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A- (4)	519,495
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
3,190	5.750%, 7/01/39	7/19 at 100.00	BBB	3,423,795
6,335	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	6,905,403

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 2,315	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40 (Alternative Minimum Tax)	12/18 at 100.00	AA-	$2,376,394
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A3	761,992
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	6,784,335
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A3	977,405
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	7,484,369
62,935	Total Massachusetts			68,793,276
	Michigan – 2.6% (1.7% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A-	3,932,723
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 (Pre-refunded 7/01/18) – BHAC Insured	7/18 at 100.00	A- (4)	2,536,661
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 (Pre-refunded 7/01/18) – BHAC Insured	7/18 at 100.00	AA+ (4)	1,670,448
2,235	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2001C, 4.750%, 7/01/29 – BHAC Insured	7/18 at 100.00	A-	2,307,615
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A-	2,195,679
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA-	4,183,817
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A+	1,653,360
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A2	456,459
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A2	3,064,260
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	A3	1,111,850
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015:
2,500	5.000%, 12/01/31	6/22 at 100.00	AA-	2,808,250
3,670	5.000%, 12/01/32	6/22 at 100.00	AA-	4,115,355
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/31	10/22 at 100.00	AAA	2,320,260
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	5,180,500
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I, 5.000%, 10/15/23 – AGC Insured	10/19 at 100.00	AA-	2,711,075
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	A+	1,135,410

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
$ 5,000	5.000%, 4/15/28	10/25 at 100.00	A+	$5,907,650
10,000	5.000%, 4/15/34	10/25 at 100.00	A+	11,425,200
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (4)	3,868,650
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	5,615,636
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives Facilities, Series 2008A, 5.250%, 10/15/23 (Pre-refunded 10/15/18) – AGC Insured	10/18 at 100.00	AA (4)	1,225,720
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	5,076,650
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,240,839
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A-	3,280,410
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
950	5.000%, 12/01/40	12/25 at 100.00	A-	1,073,063
1,200	5.000%, 12/01/45	12/25 at 100.00	A-	1,347,984
73,915	Total Michigan			81,445,524
	Minnesota – 1.8% (1.2% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	285,498
1,000	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.250%, 8/01/43	8/24 at 100.00	N/R	944,340
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/29	10/17 at 100.00	N/R	1,000,780
8,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	9,847,140
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	476,830
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/18 at 102.00	BB+	2,067,400
6,375	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A2 (4)	6,838,972
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2010A, 5.000%, 1/01/35	1/20 at 100.00	AA-	3,247,500
2,295	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	AA-	2,674,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D:
$ 470	5.000%, 1/01/32 (Alternative Minimum Tax)	1/27 at 100.00	A+	$539,330
450	5.000%, 1/01/35 (Alternative Minimum Tax)	1/27 at 100.00	A+	511,281
580	5.000%, 1/01/37 (Alternative Minimum Tax)	1/27 at 100.00	A+	656,473
750	5.000%, 1/01/41 (Alternative Minimum Tax)	1/27 at 100.00	A+	850,185
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,580	4.000%, 3/01/42	3/27 at 100.00	Aa2	1,682,905
3,850	4.000%, 3/01/47	3/27 at 100.00	Aa2	4,094,205
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
700	5.000%, 10/01/34	10/24 at 100.00	A2	808,934
500	5.000%, 10/01/35	10/24 at 100.00	A2	577,455
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	1,041,390
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,181,680
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,263,543
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,576,750
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	506,690
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,010,160
1,520	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50	12/24 at 100.00	BBB-	1,588,172
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26	3/20 at 102.00	N/R	416,860
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29	11/25 at 100.00	BB+	837,668
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2007A, 3.500%, 2/01/28	8/17 at 100.00	AAA	3,839,180
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,241,140
51,725	Total Minnesota			55,606,641
	Mississippi – 0.9% (0.6% of Total Investments)
620	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/17 at 100.00	Baa3	625,927
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	Baa2 (4)	1,410,105
850	5.800%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	Baa2 (4)	908,182

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A:
$ 7,500	5.000%, 9/01/36	9/26 at 100.00	A-	$8,506,050
15,500	5.000%, 9/01/46	9/26 at 100.00	A-	17,244,370
25,795	Total Mississippi			28,694,634
	Missouri – 2.2% (1.4% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28	10/18 at 100.00	Aa2	932,133
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	Baa1	1,142,250
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	Baa1 (4)	1,570,065
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30	5/25 at 100.00	N/R	1,911,840
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	539,955
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A-	2,147,680
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46	4/26 at 100.00	N/R	373,080
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	5,275,410
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	3,616,000
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	3,468,050
1,325	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 6.000%, 6/01/20	No Opt. Call	A3	1,411,986
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/34	5/26 at 100.00	A+	1,141,840
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,382,148
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	1,414,047
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,149,458
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	12,175,822
10,645	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB+	11,421,553
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 3.500%, 6/15/30	6/22 at 100.00	Baa2	400,672

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
$ 725	4.000%, 10/01/36	4/27 at 100.00	A1	$763,918
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	4,058,472
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/26	4/21 at 100.00	A-	4,298,970
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	10/17 at 100.00	N/R	1,001,360
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	2,067,260
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A-	511,864
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB-	590,278
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	A-	424,065
67,585	Total Missouri			67,190,176
	Nebraska – 0.3% (0.2% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	2,515,326
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A-	1,707,005
470	5.000%, 11/01/45	11/25 at 100.00	A-	521,893
	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008:
1,250	5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	AA (4)	1,290,613
2,100	5.000%, 5/15/38 (Pre-refunded 5/15/18)	5/18 at 100.00	AA (4)	2,168,229
7,755	Total Nebraska			8,203,066
	Nevada – 3.8% (2.5% of Total Investments)
9,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A, 5.250%, 7/01/38 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa1 (4)	9,735,930
39,625	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	44,017,035
2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2015C, 5.000%, 7/01/26	No Opt. Call	A+	3,053,800
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
5,210	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	5,674,524
9,725	5.250%, 7/01/42	1/20 at 100.00	A+	10,567,866
5,800	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	6,546,286
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA	10,561,320
7,835	5.000%, 6/01/39	12/24 at 100.00	AA	8,973,034

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	$2,945,384
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	10/17 at 100.00	B+	10,002,100
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 5.000%, 10/01/25 – NPFG Insured	10/17 at 100.00	B+	2,280,410
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	2,302,375
105,625	Total Nevada			116,660,064
	New Hampshire – 0.3% (0.2% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (4)	5,544,350
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32	7/22 at 100.00	Baa1	3,587,885
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 12.770%, 6/01/39 (Pre-refunded 6/01/19) (IF) (5)	6/19 at 100.00	Aa1 (4)	1,371,372
9,610	Total New Hampshire			10,503,607
	New Jersey – 4.6% (3.0% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	1,020,786
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	2,169,851
2,805	5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	3,115,401
2,685	5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	2,960,508
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 – FGIC Insured	No Opt. Call	A3	8,003,359
2,825	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014UU, 5.000%, 6/15/30	6/24 at 100.00	BBB+	2,943,537
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	BBB+	2,198,800
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	600,615
6,030	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	6,542,309
900	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	1,006,983
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,512,220
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	9,546,817
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (4)	2,343,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BBB	$1,388,424
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 17.288%, 6/01/30 (IF) (5)	6/19 at 100.00	BBB+	845,587
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	2,201,679
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,615,216
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB+	661,130
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB+	13,242,662
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	A-	5,318,400
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A-	10,127,200
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	10,841,000
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	12,360,300
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%, 6/15/18	No Opt. Call	BBB+	4,131,320
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	7,697,599
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	1,031,090
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB+	1,803,737
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB+	2,920,770
1,050	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017B, 4.000%, 1/01/35 (WI/DD, Settling 8/03/17)	1/28 at 100.00	A2	1,121,453
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	742,917
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 14.697%, 1/01/43 (IF) (5)	7/22 at 100.00	A2	1,965,005
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	A+	640,657
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,215	4.500%, 6/01/23	10/17 at 100.00	Baa2	1,219,556
7,080	4.625%, 6/01/26	10/17 at 100.00	Ba3	7,045,096
6,420	4.750%, 6/01/34	10/17 at 100.00	B3	6,118,902
2,000	5.000%, 6/01/41	10/17 at 100.00	B3	1,919,440
190,925	Total New Jersey			142,924,206
	New Mexico – 0.5% (0.3% of Total Investments)
1,295	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.125%, 6/01/19	10/17 at 100.00	A3	1,299,222

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	Baa2	$2,195,800
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46	11/27 at 100.00	Aa3	3,889,991
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	A2	6,849,500
12,250	Total New Mexico			14,234,513
	New York – 7.2% (4.7% of Total Investments)
3,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB-	3,376,260
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
4,605	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	5,173,303
3,065	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	3,461,826
6,600	0.000%, 7/15/44	No Opt. Call	BBB-	2,115,960
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB+	549,912
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	3,458,781
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A-	1,769,326
3,195	5.000%, 5/01/43	5/25 at 100.00	A-	3,617,283
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/34	6/27 at 100.00	BB+	661,176
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	Aa1	5,936,097
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
3,100	5.250%, 2/15/47	2/21 at 100.00	AA-	3,462,669
1,035	5.750%, 2/15/47	2/21 at 100.00	AA-	1,191,026
1,565	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	1,816,308
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A-	1,217,994
3,000	5.000%, 9/01/39	9/24 at 100.00	A-	3,432,720
860	5.000%, 9/01/44	9/24 at 100.00	A-	979,893
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.500%, 4/01/24 (Pre-refunded 4/01/19)	4/19 at 100.00	A- (4)	3,145,516
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 0.000%, 11/15/32	No Opt. Call	AA	6,244,300
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34 (Pre-refunded 11/15/19)	11/19 at 100.00	AA (4)	1,092,730
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A1	846,015

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	A1	$5,723,250
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (8)	10/17 at 102.00	N/R	159,900
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	319,800
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	5,196,264
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,838,158
600	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	6/19 at 100.00	AA+	644,808
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	6,752,786
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 15.488%, 6/15/39 (IF)	6/19 at 100.00	Aa1	639,360
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,728,850
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40	5/26 at 100.00	Aa1	2,332,540
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	Aa1	4,401,343
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,411,436
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	10/17 at 100.00	AA	5,015
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/45	11/25 at 100.00	Aa3	2,301,840
550	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35	10/17 at 100.00	Baa1	560,802
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	27,326,062
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
1,560	5.000%, 11/15/44	11/21 at 100.00	A	1,730,024
4,350	5.750%, 11/15/51	11/21 at 100.00	A	5,025,860
7,500	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	9,456,525
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
2,000	5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB-	2,155,920
5,260	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB-	5,630,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$ 2,000	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	BBB	$2,082,760
10,800	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	11,749,212
10,000	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	10,839,300
19,560	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	21,503,677
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Josephs Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	539,105
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)	12/23 at 100.00	AA-	1,447,314
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	AA-	5,020,229
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	10/17 at 100.00	BBB	5,081,800
590	5.500%, 12/01/31	12/20 at 100.00	BBB	652,227
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,878,733
3,045	6.000%, 12/01/42	12/20 at 100.00	BBB	3,417,952
5,145	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)	10/17 at 100.00	BBB+	5,193,157
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB-	1,284,660
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,750	5.000%, 1/01/32 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	3,128,950
3,800	5.000%, 1/01/33 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	4,305,590
211,605	Total New York			224,014,924
	North Carolina – 1.8% (1.2% of Total Investments)
2,850	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Tender Option Bond Trust 2016-XG0005, 13.444%, 1/15/47 (Pre-refunded 1/15/18) (IF) (5)	1/18 at 100.00	Aa3 (4)	3,013,932
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A:
1,500	5.250%, 1/15/24 (Pre-refunded 1/15/18) – AGC Insured	1/18 at 100.00	AA- (4)	1,530,465
3,000	5.000%, 1/15/47 (Pre-refunded 1/15/18)	1/18 at 100.00	AA- (4)	3,057,540
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A, 5.125%, 4/01/43	4/23 at 100.00	A-	13,469,365
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB (4)	1,565,730
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
3,555	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	3,863,183
3,480	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB-	3,698,022
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB) (5)	No Opt. Call	A3 (4)	12,422,933

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
$ 5,000	5.000%, 10/01/27	10/22 at 100.00	A2	$5,717,500
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,816,500
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31	10/24 at 102.00	N/R	1,660,730
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/32	1/26 at 100.00	A	586,260
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	BBB- (4)	2,028,155
50,805	Total North Carolina			56,430,315
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	794,286
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	7,183,726
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	Baa1	2,027,831
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	709,282
9,350	Total North Dakota			10,715,125
	Ohio – 7.0% (4.6% of Total Investments)
6,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	Baa1	6,765,360
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/45 (WI/DD, Settling 8/10/17)	6/27 at 100.00	A1	1,541,000
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
16,425	5.125%, 6/01/24	10/17 at 100.00	Caa1	15,392,032
5,155	5.375%, 6/01/24	10/17 at 100.00	Caa1	5,006,381
17,205	5.875%, 6/01/30	10/17 at 100.00	Caa1	16,315,502
11,785	5.750%, 6/01/34	10/17 at 100.00	Caa1	11,183,847
12,645	6.000%, 6/01/42	10/17 at 100.00	B-	11,850,388
18,640	5.875%, 6/01/47	10/17 at 100.00	B-	17,654,876
2,345	6.500%, 6/01/47	10/17 at 100.00	B-	2,324,880
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	24,949,358
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
7,125	5.250%, 11/01/29	11/20 at 100.00	A	7,869,206
1,665	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,895,070
3,335	5.500%, 11/01/40	11/20 at 100.00	A	3,693,746
1,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	1,146,130
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	5,095,071

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB-	$819,941
5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	A+	5,693,750
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
1,000	5.000%, 1/01/38	1/23 at 100.00	Aa3	1,120,780
16,820	5.000%, 1/01/38 (UB) (5)	1/23 at 100.00	Aa3	18,851,520
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
265	15.383%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	392,049
625	15.491%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	926,950
975	15.491%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	1,446,042
1,315	15.491%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	1,950,303
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2015, 5.000%, 8/15/45	8/25 at 100.00	A3	9,213,472
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	A1	8,677,561
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.125%, 8/01/31	8/21 at 100.00	A2	1,088,590
2,695	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	10/17 at 100.00	BBB+	2,700,902
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/33	2/23 at 100.00	Ba2	2,119,860
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	CCC+	2,877,060
1,800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	Ba1	1,867,518
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2011A, 5.375%, 12/01/30	12/20 at 100.00	A2	1,124,380
4,350	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2015A, 5.000%, 12/01/44	6/25 at 100.00	A2	4,886,921
1,210	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 (Alternative Minimum Tax)	6/25 at 100.00	Baa2	1,327,939
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,747,110
10,530	5.000%, 2/15/48	2/23 at 100.00	A+	11,793,600
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (7)	2/31 at 100.00	A+	3,590,983
1,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21	No Opt. Call	A-	1,792,782

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 135	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	10/17 at 100.00	Aaa	$ 135,482
211,715	Total Ohio			218,828,342
	Oklahoma – 0.5% (0.3% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	2,335,440
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	AA- (4)	1,750,258
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	Baa1	3,426,180
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 5.000%, 6/01/45 – BAM Insured (Alternative Minimum Tax)	6/24 at 100.00	Baa1	5,462,712
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,107,040
12,660	Total Oklahoma			14,081,630
	Oregon – 1.4% (0.9% of Total Investments)
1,495	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 0.000%, 6/15/36	6/27 at 100.00	AA+	1,692,340
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A2	5,429,141
2,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014C, 5.000%, 4/01/25	4/24 at 100.00	Aa2	2,422,040
5,940	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A1	6,742,138
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA-	1,747,830
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
6,000	5.000%, 7/01/42 (Alternative Minimum Tax)	1/27 at 100.00	AA-	6,892,980
7,500	5.000%, 7/01/47 (Alternative Minimum Tax)	1/27 at 100.00	AA-	8,561,400
9,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	10,661,280
38,810	Total Oregon			44,149,149
	Pennsylvania – 4.2% (2.8% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	Caa1	1,147,707
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29	8/19 at 100.00	A+	2,150,700
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65:
1,960	5.375%, 5/01/31	5/21 at 100.00	A1	2,239,006
2,570	5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	2,973,027
	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009:
100	6.125%, 1/01/29	1/19 at 100.00	BBB+	106,808
900	6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	965,439

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	$1,058,980
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
3,500	5.000%, 7/01/37	7/27 at 100.00	A	4,107,985
8,385	5.000%, 7/01/42	7/27 at 100.00	A	9,755,444
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008:
320	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	337,347
510	5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	A2	534,062
1,670	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	1,760,531
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	2,967,084
11,000	0.000%, 12/01/38	No Opt. Call	A	4,865,960
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	6,001,241
1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	1,878,353
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	3,692,532
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,219,300
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	252,768
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	455,916
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A:
940	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,077,541
4,310	5.500%, 12/01/34	12/20 at 100.00	A2	4,813,063
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38 (7)	12/27 at 100.00	A-	20,689,265
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A	4,804,811
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1, 5.000%, 12/01/38	12/24 at 100.00	A-	2,237,040
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	18,751,980
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A-	6,929,438
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	5,539,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	$1,765,841
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A- (4)	1,654,838
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 5.500%, 8/01/20	No Opt. Call	A-	2,608,876
9,800	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 – BAM Insured	8/25 at 100.00	AA	11,194,442
122,745	Total Pennsylvania			131,537,075
	Puerto Rico – 0.3% (0.2% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	10/17 at 100.00	A2	4,428,570
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured	10/17 at 100.00	D	801,600
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/42 – FGIC Insured	No Opt. Call	D	3,280,760
19,100	Total Puerto Rico			8,510,930
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	AA+	8,321,079
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	3,602,200
30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/17 at 12.91	CCC+	3,201,568
40,725	Total Rhode Island			15,124,847
	South Carolina – 3.2% (2.1% of Total Investments)
1,950	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Refunding Series 2010A, 5.000%, 11/01/37	11/20 at 100.00	AA-	2,108,164
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
5,010	5.000%, 11/01/41	5/26 at 100.00	A1	5,652,482
3,180	5.000%, 11/01/46	5/26 at 100.00	A1	3,569,804
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A-	14,363,153
1,250	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A3	806,800
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/47	1/26 at 100.00	A3	5,172,697
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman University, Refunding Series 2015, 5.000%, 10/01/45	10/25 at 100.00	A1	1,874,028
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured	8/21 at 100.00	BBB+	1,021,239
9,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A1	9,917,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
$ 12,805	5.000%, 12/01/39	12/24 at 100.00	A1	$14,041,579
8,830	5.000%, 12/01/46	12/24 at 100.00	A1	9,623,111
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A1	6,026,405
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A1	3,914,722
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	A1	16,539,310
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.250%, 7/01/55 (Alternative Minimum Tax)	7/25 at 100.00	A+	5,630,100
99,435	Total South Carolina			100,261,144
	South Dakota – 0.4% (0.3% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,370,538
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	1,612,862
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	8,071,557
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,045,670
10,945	Total South Dakota			12,100,627
	Tennessee – 1.9% (1.3% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	10,006,882
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38	7/20 at 100.00	BBB+	3,415,062
75	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (4)	75,247
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	A	19,015,690
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	Baa1	3,340,860
3,200	5.000%, 11/01/24	11/21 at 100.00	Baa1	3,566,304
3,400	5.000%, 11/01/25	11/21 at 100.00	Baa1	3,764,888
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	601,228
10,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA (4)	10,861,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BBB+	$ 4,802,400
53,795	Total Tennessee			59,450,361
	Texas – 16.2% (10.6% of Total Investments)
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative Minimum Tax)	11/24 at 100.00	A	3,381,605
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (Alternative Minimum Tax)	11/26 at 100.00	A	5,097,870
13,705	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	15,805,976
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A, 5.000%, 11/15/43	5/23 at 100.00	AA-	5,685,500
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014, 5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	A2	1,114,710
15,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Refunding Series 2016F, 5.000%, 8/15/47 (UB)	No Opt. Call	Aaa	19,999,050
3,225	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (8)	10/17 at 100.00	N/R	32
4,670	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (8)	10/17 at 100.00	N/R	47
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A2	1,136,290
1,000	5.000%, 7/01/29	7/22 at 100.00	A2	1,131,290
5,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	6,067,985
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
765	5.000%, 1/01/43	1/23 at 100.00	Baa2	834,355
1,100	5.000%, 1/01/43 – AGM Insured	1/23 at 100.00	A2	1,203,158
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	Baa2 (4)	1,388,388
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	1,161,840
3,380	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	3,955,276
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	Baa2	2,961,010
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa2	3,401,901
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43	8/23 at 100.00	BBB	1,152,040
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36	1/21 at 100.00	A1	2,760,400
2,770	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/21 at 100.00	A	3,105,059
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.125%, 11/01/43 (Alternative Minimum Tax)	11/22 at 100.00	A	8,864,073

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A, 5.000%, 11/01/42	11/20 at 100.00	A	$3,855,215
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A	11,140,500
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A	10,026,450
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	212,178
6,090	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	6,829,752
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA	10,417,958
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 15.489%, 4/01/53 (IF)	10/23 at 100.00	AA	6,442,551
2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, Capital Appreciation, Refunding Series 1998, 0.000%, 8/15/25	No Opt. Call	AAA	1,808,172
2,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B3	3,098,380
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,954,105
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	3,867,533
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/28	6/23 at 100.00	Baa3	1,786,077
500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Contractual Obligation Series 2014, 5.000%, 11/01/29	11/24 at 100.00	Aa2	591,365
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	179,933
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	342,108
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	400,069
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,002,539
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,281,893
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	1,681,225
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	A3	117,825
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	A3	2,775,089
730	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	A3	434,445
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	A3	4,298,549
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/33	11/24 at 100.00	BBB	679,902
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/30	11/24 at 100.00	A-	1,155,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	A2	$2,179,470
3,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%, 7/01/25 – NPFG Insured	10/17 at 100.00	A3	3,009,360
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB-	409,290
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A:
210	5.125%, 11/15/32 – AGC Insured	5/19 at 100.00	AA	224,690
3,790	5.125%, 11/15/32 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (4)	4,071,028
3,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	11/20 at 100.00	AA	3,965,570
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	4,508,560
225	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2007A, 5.000%, 3/01/32 – NPFG Insured	10/17 at 100.00	A3	225,653
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	2,617,940
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,197,652
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A-	2,017,942
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A-	7,369,578
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A:
4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,266,756
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	Aa1 (4)	11,078,547
1,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 (Pre-refunded 2/15/18) – AGC Insured	2/18 at 100.00	AA (4)	1,023,480
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,564,640
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,651,717
4,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB	5,289,168
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46	5/26 at 100.00	A	7,408,570
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A	11,131,484
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 6.125%, 12/01/38	12/25 at 100.00	Ba2	2,215,560
1,210	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)	10/18 at 103.00	BB-	1,267,548
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	A2	1,886,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
$ 4,030	0.000%, 9/01/43 (7)	9/31 at 100.00	AA	$4,347,242
8,470	0.000%, 9/01/45 (7)	9/31 at 100.00	AA	9,927,179
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (UB) (5)	9/21 at 100.00	AA	2,325,180
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
205	6.250%, 1/01/39	1/19 at 100.00	A	218,596
895	6.250%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	961,651
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A	8,795,570
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
145	5.750%, 1/01/40 – AGC Insured	1/18 at 100.00	A1	147,652
270	5.750%, 1/01/40 – BHAC Insured	1/18 at 100.00	A1	274,938
415	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	A1 (4)	423,462
540	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	A1 (4)	551,011
835	5.750%, 1/01/40 (Pre-refunded 1/01/18) – BHAC Insured	1/18 at 100.00	A1 (4)	852,026
1,120	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	AA+ (4)	1,142,837
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A	11,477,144
10,625	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F, 5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A- (4)	10,841,644
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A-	15,324,595
1,000	5.000%, 1/01/34	1/25 at 100.00	A-	1,143,870
3,500	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/34 (Pre-refunded 2/15/18)	2/18 at 100.00	AA+ (4)	3,583,125
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27	8/18 at 100.00	AA	1,041,530
4,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (8)	10/17 at 100.00	N/R	40
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Tender Option Bond Trust 2016-XF0389, 8.391%, 11/15/47 (IF) (5)	11/17 at 100.00	AA	4,456,812
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured	9/19 at 100.00	A2	1,393,028
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	402,268
4,445	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA- (4)	5,036,852
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,314,600
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	BBB+	790,589

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
$ 5,910	5.000%, 12/15/23	12/22 at 100.00	BBB	$6,818,485
2,050	5.000%, 12/15/26	12/22 at 100.00	BBB	2,314,880
1,000	5.000%, 12/15/27	12/22 at 100.00	BBB	1,123,850
12,745	5.000%, 12/15/29	12/22 at 100.00	BBB	14,208,126
2,000	5.000%, 12/15/31	12/22 at 100.00	BBB	2,209,580
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB-	1,814,400
19,735	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/50 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	21,612,785
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,133,490
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,138,240
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB-	1,550,015
4,040	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB-	4,690,076
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 12.123%, 8/01/39 (IF)	8/19 at 100.00	Aaa	4,058,695
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A-	10,541,891
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A-	3,770,837
10,960	5.000%, 8/15/37	8/24 at 100.00	A-	12,397,185
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	BBB	2,365,398
15,750	5.000%, 8/15/42	8/24 at 100.00	BBB	17,550,225
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,162,410
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A-	7,225,406
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,827,999
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A-	8,860,144
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,362,740
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A-	18,076,216
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
220	7.000%, 11/01/30	11/20 at 100.00	BBB	248,780
905	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,072,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 605	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)	10/17 at 100.00	CC	$606,706
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010:
5,165	0.000%, 8/15/34	No Opt. Call	AAA	2,318,517
6,135	0.000%, 8/15/37	No Opt. Call	AAA	2,307,496
509,810	Total Texas			502,308,739
	Utah – 1.7% (1.1% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,141,520
26,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	A2	29,818,360
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/43	5/21 at 100.00	AA+	2,207,820
5,795	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46	4/26 at 100.00	AA	6,509,234
4,110	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A+	4,623,668
	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A:
3,000	5.000%, 6/15/36 (Pre-refunded 6/15/18) – AGM Insured	6/18 at 100.00	Aa2 (4)	3,107,340
4,500	5.250%, 6/15/38 (Pre-refunded 6/15/18)	6/18 at 100.00	Aa2 (4)	4,670,730
46,405	Total Utah			52,078,672
	Virginia – 2.2% (1.4% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	10/17 at 100.00	B	962,500
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)	7/28 at 100.00	BBB	422,794
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42 (Pre-refunded 10/01/17)	10/17 at 100.00	BBB (4)	3,021,870
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (Alternative Minimum Tax)	10/17 at 100.00	AA+	1,001,210
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	11/22 at 100.00	A	2,690,664
4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)	10/23 at 100.00	AA-	5,147,370
5,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A, 5.000%, 10/01/39	10/20 at 100.00	AA-	5,510,950
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	6,021,225
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	972,700
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	6,498,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
$ 2,000	4.000%, 11/01/33	11/22 at 100.00	A+	$2,097,400
3,000	5.000%, 11/01/46	11/22 at 100.00	A+	3,263,460
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	10/17 at 100.00	B-	5,734,740
4,535	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	4,903,151
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,670	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,166,111
14,930	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	16,537,663
64,175	Total Virginia			68,951,908
	Washington – 4.5% (3.0% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,218,980
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa3	11,080,661
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/40	7/24 at 100.00	AA-	2,290,440
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)	6/19 at 100.00	AA	4,015,350
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41	1/26 at 100.00	Aa3	2,732,604
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A1	2,611,363
5,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%, 5/01/42 (Alternative Minimum Tax) (WI/DD, Settling 8/22/17)	5/27 at 100.00	A1	5,744,650
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43	6/23 at 100.00	A2	10,931,000
5,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	5,940,430
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,847,644
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,483,800
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	1,113,760
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	12,972,000
	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
845	6.250%, 7/01/24	7/19 at 100.00	Baa1	914,848
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,270,396

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)	7/19 at 100.00	A3 (4)	$4,375,080
3,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,557,575
1,935	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	1,940,902
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	326,832
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/24 – NPFG Insured	No Opt. Call	AA+	5,716,073
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,753,197
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	3,338,040
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	17,175,921
18,470	0.000%, 1/01/21	No Opt. Call	AA+	17,706,081
135,780	Total Washington			141,057,627
	West Virginia – 0.4% (0.3% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	2,087,616
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/38	10/18 at 100.00	N/R	1,021,950
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	7,925,820
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	2,251,220
11,965	Total West Virginia			13,286,606
	Wisconsin – 1.6% (1.1% of Total Investments)
2,230	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009, 5.875%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A3 (4)	2,397,919
880	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	943,149
4,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A-	4,392,080
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36	7/23 at 100.00	A	5,541,200
410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	421,332
1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.125%, 4/01/36	4/20 at 100.00	A-	1,087,123
1,685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2016, 4.000%, 7/01/46	7/26 at 100.00	A-	1,710,241

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	Aa3	$4,709,914
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33	9/17 at 100.00	BBB+	5,012,583
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	3,021,178
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,354,775
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	6,621,960
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,745	6.000%, 5/01/36 (Pre-refunded 5/01/19)	5/19 at 100.00	AA- (4)	7,338,155
5,100	6.250%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	AA- (4)	5,570,577
46,810	Total Wisconsin			50,122,186
$ 4,684,781	Total Municipal Bonds (cost $4,303,243,849)			4,675,619,785

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 755	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/19	N/R	$471,679
204	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/55	N/R	103,194
$ 959	Total Corporate Bonds (cost $75,140)				574,873

Shares	Description (1), (13)	Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.	$158,880
32,524	Invesco Quality Municipal Income Trust	416,958
	Total Investment Companies (cost $530,611)	575,838
	Total Long-Term Investments (cost $4,303,849,600)	4,676,770,496

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.5% (1.6% of Total Investments)
	MUNICIPAL BONDS – 2.5% (1.6% of Total Investments)
	Illinois – 0.6% (0.4% of Total Investments)
$ 7,295	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater Series 2015-XM0053, 1.700%, 12/01/49 (14)	12/24 at 100.00	A-1	$7,295,000
13,065	Will County, Illinois, Environmental Facilities Revenue Bonds, ExxonMobil Project, Variable Rate Demand Obligations, Series 2001, 0.680%, 6/01/26 (Alternative Minimum Tax) (14)	11/17 at 100.00	A-1+	13,065,000
20,360	Total Illinois			20,360,000
	Texas – 1.9% (1.2% of Total Investments)
10,100	Harris County Industrial Development Corporation, Texas, Solid Waste Revenue Bond, Exxon Corporation Project, Variable Rate Demand Obligations, Series 1997, 0.580%, 4/01/32 (Alternative Minimum Tax) (14)	10/17 at 100.00	A-1+	10,100,000
23,055	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Variable Rate Demand Obligations, Series 2001B, 0.680%, 11/01/29 (Alternative Minimum Tax) (14)	10/17 at 100.00	A-1+	23,055,000
24,900	Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds, Exxon Mobil Project, Variable Rate Demand Obligations, Series 2000, 0.680%, 6/01/30 (Alternative Minimum Tax) (14)	10/17 at 100.00	A-1+	24,900,000
58,055	Total Texas			58,055,000
$ 78,415	Total Short-Term Investments (cost $78,415,000)			78,415,000
	Total Investments (cost $4,382,264,600) – 153.2%			4,755,185,496
	Floating Rate Obligations – (3.9)%			(120,280,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (30.7)% (15)			(952,461,444)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (20.3)% (16)			(629,164,599)
	Other Assets Less Liabilities – 1.7%			50,807,388
	Net Assets Applicable to Common Shares – 100%			$ 3,104,086,841
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$4,675,619,785	$ —	$4,675,619,785
Corporate Bonds	—	—	574,873	574,873
Investment Companies	575,838	—	—	575,838
Short-Term Investments:
Municipal Bonds	—	78,415,000	—	78,415,000
Total	$575,838	$4,754,034,785	$574,873	$4,755,185,496
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2017, the cost of investments was $4,267,447,992.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2017, were as follows:
Gross unrealized:
Appreciation	$393,126,201
Depreciation	(25,667,873)
Net unrealized appreciation (depreciation) of investments	$367,458,328

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security's interest rate of accrual from 5.700% to 4.275%.
(10)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250% to 2.100%.
(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(13)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(14)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(15)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 20.0%.
(16)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 13.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
PIK	All or portion of this security is payment-in-kind.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: September 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2017